Related Party Transactions (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 02, 2019	Mar. 31, 2019	Mar. 02, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 02, 2018	Mar. 31, 2018	Mar. 02, 2018
Related Party Transaction [Line Items]
Outstanding borrowings		$ 2,035.0
Holdings
Related Party Transaction [Line Items]
Outstanding borrowings				$ 2,189.0	$ 2,189.0	$ 2,189.0	$ 2,189.0	$ 2,189.0	$ 2,189.0	$ 2,189.0	$ 2,189.0	$ 2,189.0	$ 2,189.0
First Out Term Loans
Related Party Transaction [Line Items]
Outstanding borrowings	$ 110.0		$ 110.0
Second Out Term Loan Facility
Related Party Transaction [Line Items]
Outstanding borrowings	$ 410.0		$ 410.0